UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02349
Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2011
Date of reporting period: December 31, 2010
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (89.7%)
	Advertising Agencies (0.2%)
$280	Omnicom Group, Inc.	4.45%	08/15/20	$274,518

	Advertising Services (0.5%)
690	WPP Finance (United Kingdom)	8.00	09/15/14	794,454

	Aerospace & Defense (0.6%)
160	Bombardier, Inc. (144A) (Canada) (a)	7.50	03/15/18	172,400
325	Bombardier, Inc. (144A) (Canada) (a)	7.75	03/15/20	351,812
425	Meccanica Holdings USA (144A) (a)	7.375	07/15/39	443,153

				967,365

	Agricultural Chemicals (0.2%)
375	Incitec Pivot Ltd. (144A) (Australia) (a)	4.00	12/07/15	365,887

	Agricultural Operations (0.5%)
680	Bunge Ltd. Finance Corp.	8.50	06/15/19	798,555

	Airlines (0.2%)
289	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	287,277

	Apparel Manufacturers (0.1%)
185	Levi Strauss & Co.	7.625	05/15/20	191,937

	Appliances (0.2%)
250	Whirlpool Corp.	8.60	05/01/14	288,485

	Auto — Cars/Light Trucks (0.4%)
540	Daimler Finance North America LLC	8.50	01/18/31	723,552

	Beverages — Wine/Spirits (0.1%)
95	Constellation Brands, Inc.	7.25	09/01/16	101,175

	Building Product — Cement/Aggregation (1.7%)
895	CRH America, Inc.	6.00	09/30/16	956,176
460	CRH America, Inc.	8.125	07/15/18	532,481
430	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (a)	6.00	12/30/19	447,305
775	Lafarge SA (144A) (France) (a)	5.50	07/09/15	806,127

				2,742,089

	Building Product — Wood (0.3%)
485	Masco Corp.	6.125	10/03/16	496,251

	Building Societies (0.5%)
750	Nationwide Building Society (144A) (United Kingdom) (a)	6.25	02/25/20	782,911

	Cable/Satellite TV (2.3%)
245	Cablevision Systems Corp.	7.75	04/15/18	257,863
180	COX Communications, Inc. (144A) (a)	8.375	03/01/39	234,000
100	CSC Holdings LLC	7.625	07/15/18	109,000
1,305	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60	02/15/21	1,290,603
395	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875	10/01/19	430,043
895	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625	05/15/16	993,432
335	DISH DBS Corp.	7.125	02/01/16	347,563

				3,662,504

	Capital Markets (1.2%)
590	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	650,661
180	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	184,606
780	Macquarie Group Ltd. (144A) (Australia) (a)	6.00	01/14/20	784,407
352	Macquarie Group Ltd. (144A) (Australia) (a)	7.625	08/13/19	384,345

				2,004,019

	Casino Gaming (0.3%)
405	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	440,437

	Chemicals (0.6%)
825	Mosaic Co. (The) (144A) (a)	7.625	12/01/16	887,912

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
	Chemicals — Diversified (1.4%)
$545	Dow Chemical Co. (The)	4.25%		11/15/20		$524,128
1,110	Dow Chemical Co. (The)	8.55		05/15/19		1,393,283
355	Lyondell Chemical Co. (144A) (a)	8.00		11/01/17		393,606

						2,311,017

	Chemicals — Specialty (0.8%)
380	Albemarle Corp.	4.50		12/15/20		374,745
495	Lubrizol Corp.	8.875		02/01/19		623,878
315	Nalco Co. (144A) (a)	6.625		01/15/19		323,663

						1,322,286

	Commercial Banks (5.8%)
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (144A) (Netherlands) (a)	11.00	(b)	06/30/19	(c)	194,445
440	Credit Suisse AG (Switzerland)	5.40		01/14/20		450,159
320	Discover Bank/Greenwood	7.00		04/15/20		344,605
420	Discover Bank/Greenwood	8.70		11/18/19		495,178
515	First Horizon National Corp.	5.375		12/15/15		520,410
770	Hana Bank (144A) (South Korea) (a)	4.50		10/30/15		783,609
795	HBOS PLC (144A) (United Kingdom) (a)	6.75		05/21/18		745,444
585	HSBC Bank USA NA	4.875		08/24/20		582,637
420	Huntington BancShares, Inc.	7.00		12/15/20		443,009
815	Intesa Sanpaolo SpA (144A) (Italy) (a)	3.625		08/12/15		788,716
810	Regions Financial Corp.	5.75		06/15/15		793,553
545	Royal Bank of Scotland Group PLC (United Kingdom)	6.40		10/21/19		549,376
830	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875		03/16/15		849,828
800	Santander US Debt SA Unipersonal (144A) (Spain) (a)	3.724		01/20/15		758,667
570	Standard Chartered Bank (144A) (United Kingdom) (a)	6.40		09/26/17		610,747
415	Woori Bank (144A) (South Korea) (a)	4.75		01/20/16		425,153

						9,335,536

	Consumer Products — Miscellaneous (0.3%)
500	Fortune Brands, Inc.	6.375		06/15/14		542,303

	Containers — Metal & Glass (0.2%)
370	Ball Corp.	7.375		09/01/19		399,600

	Distribution/Wholesale (0.1%)
155	Ingram Micro, Inc.	5.25		09/01/17		157,077

	Diversified Financial Services (2.5%)
500	Ally Financial, Inc. (144A) (a)	6.25		12/01/17		500,625
170	Citigroup, Inc. (d)	5.875		05/29/37		166,859
30	Citigroup, Inc. (d)	8.125		07/15/39		38,286
500	Citigroup, Inc. (d)	8.50		05/22/19		621,691
855	Credit Agricole SA (144A) (France) (a)	8.375	(b)	10/13/19	(c)	882,788
1,095	General Electric Capital Corp.	5.625		05/01/18		1,195,916
25	General Electric Capital Corp. (Series G)	6.00		08/07/19		27,862
690	JPMorgan Chase & Co.	4.25		10/15/20		675,221

						4,109,248

	Diversified Minerals (1.9%)
635	Anglo American Capital PLC (144A) (United Kingdom) (a)	9.375		04/08/19		855,476
975	Rio Tinto Finance USA Ltd. (Australia)	9.00		05/01/19		1,311,519
275	Teck Resources Ltd. (Canada)	10.25		05/15/16		340,677
490	Vale Overseas Ltd. (Cayman Islands)	6.875		11/21/36		540,216

						3,047,888

	Diversified Telecommunication Services (0.7%)
425	AT&T, Inc.	6.15		09/15/34		440,302
210	CenturyLink, Inc. (Series Q)	6.15		09/15/19		210,987

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$400	Verizon Communications, Inc.	5.85%	09/15/35	$415,110

				1,066,399

	E-Commerce/Services (0.2%)
375	Expedia, Inc.	5.95	08/15/20	378,750

	Electric — Generation (0.5%)
760	AES Corp. (The)	8.00	06/01/20	809,400

	Electric — Integrated (5.8%)
465	CMS Energy Corp.	6.25	02/01/20	476,872
525	EDP Finance BV (144A) (Netherlands) (a)	4.90	10/01/19	448,293
750	Enel Finance International SA (144A) (Luxembourg) (a)	5.125	10/07/19	744,566
300	Entergy Gulf States Louisiana LLC	5.59	10/01/24	318,088
300	Entergy Gulf States Louisiana LLC	6.00	05/01/18	330,181
2,400	Exelon Generation Co. LLC	4.00	10/01/20	2,250,456
500	Iberdrola Finance Ireland Ltd. (144A) (Ireland) (a)	5.00	09/11/19	480,282
215	Indianapolis Power & Light Co. (144A) (a)	6.30	07/01/13	236,126
425	NiSource Finance Corp.	6.125	03/01/22	458,854
460	NiSource Finance Corp.	6.80	01/15/19	533,062
1,170	PPL Energy Supply LLC	6.50	05/01/18	1,304,623
825	Puget Energy, Inc. (144A) (a)	6.50	12/15/20	812,827
140	Toledo Edison Co. (The)	7.25	05/01/20	165,778
825	UIL Holdings Corp.	4.625	10/01/20	782,713

				9,342,721

	Electric Utilities (0.9%)
405	FirstEnergy Solutions Corp.	6.05	08/15/21	416,856
1,060	FirstEnergy Solutions Corp.	6.80	08/15/39	1,030,523

				1,447,379

	Electronic Equipment, Instruments & Components (0.2%)
340	Corning, Inc.	7.25	08/15/36	388,130

	Electronic Parts Distribution (0.3%)
480	Arrow Electronics, Inc.	5.125	03/01/21	459,837

	Energy Equipment & Services (1.1%)
1,150	Weatherford International Ltd. (Bermuda)	5.125	09/15/20	1,146,451
450	Weatherford International Ltd. (Bermuda)	9.625	03/01/19	578,298

				1,724,749

	Finance — Auto Loans (0.2%)
300	Ford Motor Credit Co. LLC	7.00	04/15/15	322,682

	Finance — Consumer Loans (0.9%)
1,110	SLM Corp. (Series A)	5.00	10/01/13	1,113,575
320	SLM Corp. (MTN)	8.00	03/25/20	324,975

				1,438,550

	Finance — Credit Card (0.8%)
1,000	Capital One Bank USA NA	8.80	07/15/19	1,231,966

	Finance — Investment Banker/Broker (2.0%)
150	Jefferies Group, Inc.	3.875	11/09/15	147,597
480	Jefferies Group, Inc.	6.875	04/15/21	499,769
1,535	JPMorgan Chase Capital XXVII (Series AA)	7.00	11/01/39	1,612,287
305	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	334,262
660	TD Ameritrade Holding Corp.	5.60	12/01/19	692,369

				3,286,284

	Finance — Mortgage Loan/Banker (0.4%)
600	Countrywide Financial Corp.	6.25	05/15/16	615,988

	Finance — Other Services (0.4%)
175	NASDAQ OMX Group, Inc. (The)	5.25	01/16/18	176,789
525	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	531,381

				708,170

	Food — Baking (0.2%)
325	Grupo Bimbo SAB de CV (144A) (Mexico) (a)	4.875	06/30/20	327,897

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Food — Canned (0.2%)
$360	TreeHouse Foods, Inc.	7.75%	03/01/18	$391,050

	Food — Miscellaneous/Diversified (1.0%)
730	ConAgra Foods, Inc.	7.00	10/01/28	820,504
585	ConAgra Foods, Inc.	8.25	09/15/30	731,469

				1,551,973

	Food — Retail (0.5%)
775	Delhaize Group SA (144A) (Belgium) (a)	5.70	10/01/40	740,281

	Food Products (1.7%)
1,585	Kraft Foods, Inc.	5.375	02/10/20	1,708,974
80	Kraft Foods, Inc.	6.875	02/01/38	93,192
505	Kraft Foods, Inc.	6.875	01/26/39	590,338
235	Kraft Foods, Inc.	7.00	08/11/37	276,016

				2,668,520

	Gold Mining (0.2%)
350	Newmont Mining Corp.	6.25	10/01/39	381,880

	Hotels & Motels (0.9%)
470	Choice Hotels International, Inc.	5.70	08/28/20	457,231
265	Hyatt Hotels Corp. (144A) (a)	6.875	08/15/19	290,176
410	Marriott International, Inc.	6.375	06/15/17	459,085
250	Wyndham Worldwide Corp.	5.75	02/01/18	254,576

				1,461,068

	Independent Power Producer (0.1%)
170	NRG Energy, Inc.	8.50	06/15/19	176,375

	Insurance (2.4%)
560	MetLife, Inc.	10.75	08/01/39	752,328
410	Principal Financial Group, Inc.	8.875	05/15/19	516,613
895	Prudential Financial, Inc. (MTN)	4.75	09/17/15	947,894
285	Prudential Financial, Inc. (MTN)	6.625	12/01/37	317,858
1,100	Prudential Financial, Inc. (Series D)	7.375	06/15/19	1,299,038

				3,833,731

	Investment Management/Advisor Services (0.3%)
500	Blackstone Holdings Finance Co. LLC (144A) (a)	6.625	08/15/19	514,808

	Life/Health Insurance (1.5%)
375	Aflac, Inc.	8.50	05/15/19	464,409
430	Lincoln National Corp.	8.75	07/01/19	538,710
800	Pacific LifeCorp (144A) (a)	6.00	02/10/20	842,272
550	Protective Life Corp.	7.375	10/15/19	596,413

				2,441,804

	Machinery — General Industry (0.3%)
500	Roper Industries, Inc.	6.25	09/01/19	554,354

	Media (6.6%)
565	CBS Corp.	8.875	05/15/19	711,918
1,080	Comcast Corp.	6.40	05/15/38	1,158,004
1,485	Comcast Corp.	6.45	03/15/37	1,591,840
2,190	Time Warner Cable, Inc.	6.75	07/01/18	2,556,672
390	Time Warner Cable, Inc.	6.75	06/15/39	432,179
130	Time Warner Cable, Inc.	8.25	04/01/19	161,735
520	Time Warner Cable, Inc.	8.75	02/14/19	662,694
350	Time Warner, Inc.	4.875	03/15/20	365,184
85	Time Warner, Inc.	6.50	11/15/36	93,203
1,565	Time Warner, Inc.	7.70	05/01/32	1,915,854
860	Viacom, Inc.	6.875	04/30/36	989,884

				10,639,167

	Medical — Biomedical/Genetics (0.5%)
286	Celgene Corp.	3.95	10/15/20	272,453
440	Life Technologies Corp.	6.00	03/01/20	472,134

				744,587

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Medical — HMO (0.2%)
$368	UnitedHealth Group, Inc.	5.80%	03/15/36	$374,588

	Medical — Hospitals (0.1%)
175	HCA, Inc.	8.50	04/15/19	192,500

	Medical Labs & Testing Services (0.2%)
345	Laboratory Corp. of America Holdings	4.625	11/15/20	342,558

	Metal — Aluminum (0.8%)
200	Alcoa, Inc.	5.87	02/23/22	199,096
1,015	Alcoa, Inc.	6.75	07/15/18	1,107,579

				1,306,675

	Metal — Copper (0.5%)
815	Southern Copper Corp.	5.375	04/16/20	828,025

	Metals & Mining (0.9%)
1,085	ArcelorMittal (Luxembourg)	9.85	06/01/19	1,373,316

	Money Center Banks (0.3%)
470	Lloyds TSB Bank PLC (144A) (United Kingdom) (a)	5.80	01/13/20	464,866

	Multi-line Insurance (4.3%)
790	Aegon N.V. (Netherlands)	4.625	12/01/15	815,124
740	American Financial Group, Inc.	9.875	06/15/19	887,278
815	American International Group, Inc.	6.40	12/15/20	856,682
785	CNA Financial Corp.	7.35	11/15/19	862,371
830	Farmers Insurance Exchange (144A) (a)	8.625	05/01/24	910,761
785	Genworth Financial, Inc.	7.70	06/15/20	832,171
1,250	Hartford Financial Services Group, Inc.	5.50	03/30/20	1,270,301
500	XL Group PLC (Ireland)	5.25	09/15/14	515,630

				6,950,318

	Multiline Retail (0.2%)
135	JC Penney Co., Inc.	5.65	06/01/20	129,937
276	JC Penney Corp., Inc.	6.375	10/15/36	252,540

				382,477

	Multimedia (2.1%)
865	NBC Universal, Inc. (144A) (a)	4.375	04/01/21	841,284
440	NBC Universal, Inc. (144A) (a)	5.15	04/30/20	456,957
920	News America, Inc.	6.40	12/15/35	991,627
610	News America, Inc.	6.65	11/15/37	677,854
210	News America, Inc.	7.85	03/01/39	262,297
195	Vivendi SA (144A) (France) (a)	6.625	04/04/18	217,457

				3,447,476

	Office Electronics (0.9%)
200	Xerox Corp.	5.625	12/15/19	214,767
1,060	Xerox Corp.	6.35	05/15/18	1,196,660

				1,411,427

	Oil Companies — Exploration & Production (2.6%)
395	Anadarko Petroleum Corp.	6.95	06/15/19	443,883
835	Anadarko Petroleum Corp.	8.70	03/15/19	1,021,263
385	Chesapeake Energy Corp.	7.625	07/15/13	419,169
580	EQT Corp.	8.125	06/01/19	675,890
190	Gazprom Via Gaz Capital SA (144A) (Luxembourg) (a)	6.51	03/07/22	194,750
825	Nexen, Inc. (Canada)	7.50	07/30/39	899,953
105	Pioneer Natural Resources Co.	6.65	03/15/17	112,046
375	QEP Resources, Inc.	6.875	03/01/21	395,625

				4,162,579

	Oil Company — Integrated (1.3%)
800	BP Capital Markets PLC (United Kingdom)	3.125	10/01/15	800,324
1,030	Petro-Canada (Canada)	5.95	05/15/35	1,061,396

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$200	Petrobras International Finance Co. (Cayman Islands)	5.75%	01/20/20	$208,514

				2,070,234

	Oil Refining & Marketing (0.7%)
1,100	Valero Energy Corp.	6.125	02/01/20	1,170,312

	Oil, Gas & Consumable Fuels (0.6%)
300	Hess Corp.	6.00	01/15/40	315,553
490	Hess Corp.	7.125	03/15/33	583,857

				899,410

	Paper & Related Products (1.7%)
875	Georgia-Pacific LLC (144A) (a)	5.40	11/01/20	866,724
75	Georgia-Pacific LLC (144A) (a)	8.25	05/01/16	85,031
325	International Paper Co.	7.95	06/15/18	387,297
515	International Paper Co.	9.375	05/15/19	663,456
775	MeadWestvaco Corp.	7.375	09/01/19	818,635

				2,821,143

	Pipelines (4.3%)
900	DCP Midstream Operating LP	3.25	10/01/15	886,170
525	El Paso Pipeline Partners Operating Co. LLC	4.10	11/15/15	522,337
775	Energy Transfer Partners LP	9.00	04/15/19	972,389
350	Enterprise Products Operating LLC	5.20	09/01/20	363,295
355	Kinder Morgan Energy Partners LP	6.85	02/15/20	407,458
980	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	997,150
450	Midcontinent Express Pipeline LLC (144A) (a)	6.70	09/15/19	484,451
1,090	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	1,141,186
1,025	Texas Eastern Transmission LP	7.00	07/15/32	1,185,519

				6,959,955

	Property Trust (0.3%)
490	WEA Finance LLC/WT Finance Aust Pty Ltd. (144A) (a)	6.75	09/02/19	546,780

	Real Estate Management & Development (0.3%)
530	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	542,149

	Reinsurance (0.4%)
225	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	234,362
450	Reinsurance Group of America, Inc.	6.45	11/15/19	475,745

				710,107

	REIT — Diversified (1.0%)
970	Duke Realty LP	6.75	03/15/20	1,054,160
550	Goodman Funding Pty Ltd. (144A) (Australia) (a)	6.375	11/12/20	528,478

				1,582,638

	REIT — Health Care (0.7%)
625	Health Care, Inc.	6.125	04/15/20	659,082
400	Healthcare Realty Trust, Inc.	5.75	01/15/21	400,813

				1,059,895

	REIT — Office Property (0.1%)
160	BioMed Realty LP (144A) (a)	6.125	04/15/20	169,239

	REIT — Shopping Centers (0.2%)
255	Federal Realty Investment Trust	5.90	04/01/20	270,915

	Retail — Automobile (0.3%)
410	AutoNation, Inc.	6.75	04/15/18	425,375

	Retail — Drug Store (1.5%)
1,351	CVS Pass-Through Trust	6.036	12/10/28	1,389,681
805	CVS Pass-Through Trust (144A) (a)	8.353	07/10/31	961,542

				2,351,223

	Retail — Mail Order (0.3%)
395	QVC, Inc. (144A) (a)	7.125	04/15/17	415,737

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Retail — Restaurants (0.6%)
$825	Yum! Brands, Inc.	6.875%	11/15/37	$939,360

	Semiconductor Equipment (0.4%)
550	KLA-Tencor Corp.	6.90	05/01/18	605,881

	Special Purpose Entity (0.8%)
600	Capital One Capital VI	8.875	05/15/40	629,250
205	Farmers Exchange Capital (144A) (a)	7.05	07/15/28	198,574
440	Harley-Davidson Funding Corp. (144A) (a)	6.80	06/15/18	464,157

				1,291,981

	Specialty Retail (0.7%)
1,050	Home Depot, Inc.	5.875	12/16/36	1,095,847

	Super-Regional Banks — U.S. (0.3%)
475	KeyCorp (MTN)	6.50	05/14/13	515,999

	Telecommunication Services (0.8%)
565	Qwest Corp.	6.50	06/01/17	615,850
150	Qwest Corp.	6.875	09/15/33	148,125
60	Qwest Corp.	8.375	05/01/16	71,400
310	Sable International Finance Ltd. (144A) (Cayman Islands) (a)	7.75	02/15/17	329,375
180	SBA Telecommunications, Inc.	8.25	08/15/19	197,550

				1,362,300

	Telephone — Integrated (3.9%)
1,445	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	1,947,194
495	Frontier Communications Corp.	8.50	04/15/20	543,263
95	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	100,734
1,855	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	1,987,887
1,420	Telefonica Europe BV (Netherlands)	8.25	09/15/30	1,654,081

				6,233,159

	Tobacco (1.0%)
685	Altria Group, Inc.	10.20	02/06/39	992,942
565	Lorillard Tobacco Co.	8.125	06/23/19	629,670

				1,622,612

	Transport — Services (0.2%)
295	Ryder System, Inc. (MTN)	7.20	09/01/15	338,674

	Wireless Equipment (0.5%)
835	American Tower Corp.	4.50	01/15/18	828,941

	Total Corporate Bonds (Cost $135,837,641)			144,749,454

	Foreign Government Obligations (0.7%)
240	Export-Import Bank of Korea (South Korea)	4.125	09/09/15	244,427
810	Korea Development Bank (South Korea)	4.375	08/10/15	834,415

	Total Foreign Government Obligations (Cost $1,047,991)			1,078,842

	Municipal Bond (0.1%)
	Transportation
190	Illinois State Toll Highway Authority 2009 (Series A) (Cost $190,000)	6.184	01/01/34	187,568

NUMBER OF
SHARES
	Convertible Preferred Stocks (0.5%)
	Diversified Financial Services (0.2%)
250	Bank of America Corp. (Series L) $72.50	239,243

	Household Durables (0.3%)
5,100	Stanley Black & Decker, Inc. (e)	555,793

	Total Convertible Preferred Stocks (Cost $767,065)	795,036

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Commercial Mortgage-Backed Securities (1.1%)
	Private Issues
$375	Bear Stearns Commercial Mortgage Securities 2007-T26 A4	5.471%	(b)	01/12/45	$400,797
630	LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739		07/15/30	666,307
490	LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156		02/15/31	524,012
250	LB-UBS Commercial Mortgage Trust 2006-C6 A4 2006-C6 A4	5.372		09/15/39	267,823

	Total Commercial Mortgage-Backed Securities (Cost $1,509,537)				1,858,939

	Convertible Bonds (4.0%)
	Advertising Agencies (0.2%)
248	Omnicom Group, Inc. (f)	0.00		07/01/38	263,810

	Brewery (0.2%)
218	Molson Coors Brewing Co.	2.50		07/30/13	253,425

	Building — Residential/Commercial (0.2%)
228	DR Horton, Inc. (Series DHI)	2.00		05/15/14	258,780

	Casino Gaming (0.1%)
138	International Game Technology	3.25		05/01/14	159,908

	Coal (0.1%)
187	Massey Energy Co.	3.25		08/01/15	183,494

	Computers — Memory Devices (0.6%)
200	EMC Corp.	1.75		12/01/13	302,250
200	NetApp, Inc.	1.75		06/01/13	357,500
250	SanDisk Corp.	1.00		05/15/13	241,875

					901,625

	Containers — Metal & Glass (0.1%)
247	Owens-Brockway Glass Container, Inc. (144A) (a)	3.00		06/01/15	249,779

	Electronic Parts Distribution (0.1%)
200	Tech Data Corp.	2.75		12/15/26	209,250

	Food — Meat Products (0.1%)
194	Tyson Foods, Inc.	3.25		10/15/13	238,863

	Gold Mining (0.2%)
134	Goldcorp, Inc. (Canada)	2.00		08/01/14	164,317
114	Newmont Mining Corp.	1.25		07/15/14	164,018

					328,335

	Internet Security (0.2%)
250	Symantec Corp.	1.00		06/15/13	285,312

	Medical — Biomedical/Genetics (0.3%)
200	Amgen, Inc.	0.375		02/01/13	201,000
200	Life Technologies Corp.	1.50		02/15/24	242,500

					443,500

	Medical — Drugs (0.3%)
200	Allergan Inc	1.50		04/01/26	227,000
200	Cephalon, Inc.	2.50		05/01/14	227,750

					454,750

	Medical — Generic Drugs (0.1%)
200	Mylan, Inc.	1.25		03/15/12	212,750

	Oil Company — Exploration & Production (0.2%)
261	Chesapeake Energy Corp.	2.75		11/15/35	260,348

	Oil Field Machine & Equipment (0.2%)
205	Cameron International Corp.	2.50		06/15/26	298,787

	REIT — Apartments (0.1%)
200	ERP Operating LP	3.85		08/15/26	210,000

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	REIT — Diversified (0.1%)
$200	Vornado Realty LP	3.875%	04/15/25	$222,750
	REIT — Health Care (0.1%)
200	Health Care REIT, Inc.	4.75	07/15/27	222,250
	Retail — Consumer Electron (0.2%)
282	RadioShack Corp. (144A) (a)	2.50	08/01/13	302,092
	Semiconductor Components — Integrated Circuts (0.1%)
200	Linear Technology Corp. (Series A)	3.00	05/01/27	213,000
	Wireless Equipment (0.2%)
232	SBA Communications Corp.	1.875	05/01/13	261,290
	Total Convertible Bonds (Cost $6,239,278)			6,434,098
	Short-Term Investments (2.7%)
	U.S. Government Obligations (g)(h)
4,345	U.S. Treasury Bills (Cost $4,344,763)	0.066-0.136	01/20/11- 01/27/11	4,344,763
	Total Investments (Cost $149,936,275)(i)(j)		98.8%	159,448,700
	Other Assets in Excess of Liabilities		1.2	1,977,064
	Net Assets		100.0%	$161,425,764

MTN	Medium Term Note.

REIT	Real Estate Investment Trust.

(a)	Resale is restricted to qualified institutional investors.

(b)	Floating rate security. Rate shown is the rate in effect at December 31, 2010.

(c)	Security issued with perpetual maturity.

(d)	For the three months ended December 31, 2010, the proceeds from sales of Citigroup, Inc., corporate bond, an affiliate of the Investment Adviser and Administrator, was $861,037, including net realized gains of $173,693.

(e)	Non-income producing security.

(f)	Capital appreciation bond.

(g)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(h)	A portion of this security has been physically segregated in connection with open futures contracts.

(i)	Securities have been designated as collateral in connection with open futures and swap contracts.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:
     AMBAC       AMBAC Assurance Corporation.

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued
Futures Contracts Open at December 31, 2010:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)
224	Long	U.S. Treasury Notes 5 Year, March 2011	$26,369,000	$(280,968)
27	Long	U.S. Treasury Notes 2 Year, March 2011	5,910,469	(13,767)
24	Short	U.S. Treasury Bonds 20 Year, March 2011	(2,931,000)	109,449
156	Short	U.S. Treasury Notes 10 Year, March 2011	(18,788,250)	302,451

		Net Unrealized Appreciation		$117,165

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued
Credit Default Swap Contracts Open at December 31, 2010:

CREDIT
		NOTIONAL						RATING OF
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		REFERENCE
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	DEPRECIATION	PAYMENTS	VALUE	OBLIGATION+ (unaudited)
Barclays Capital Whirlpool Corp.	Buy	$250	1.00%	June 20, 2014	$(11,745)	$13,480	$1,735	BBB-

+	Credit rating as issued by Standard & Poor’s.

Morgan Stanley Income Securities Inc.
Portfolio of Investments • December 31, 2010 (unaudited) continued
Interest Rate Swap Contracts Open at December 31, 2010:

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)
Bank of America, N.A.***	$9,410	3 Month LIBOR	Pay	4.795%	12/09/20	$(15,338)
Bank of America, N.A.***	9,440	3 Month LIBOR	Pay	5.27	12/20/20	159,536
Bank of America, N.A.	2,290	3 Month LIBOR	Receive	4.058	12/09/40	23,473
Bank of America, N.A.	2,310	3 Month LIBOR	Receive	4.370	12/20/40	(103,511)
Credit Suisse Group	15,210	3 Month LIBOR	Receive	0.80	10/28/13	161,986
Credit Suisse Group	6,370	3 Month LIBOR	Pay	2.098	10/28/17	(275,375)
Goldman Sachs International***	9,420	3 Month LIBOR	Pay	4.670	12/07/20	(61,607)
Goldman Sachs International	2,250	3 Month LIBOR	Receive	4.015	12/07/40	39,892
		Net Unrealized Depreciation				$(70,944)

***	Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

LIBOR	London Interbank Offered Rate.

Morgan Stanley Income Securities Inc.
Notes to the Portfolio of Investments • December 31, 2010 (unaudited)
Fair Valuation Measurements Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Corporate Bonds	$144,749,454	—	$144,749,454	—
Foreign Government Obligations	1,078,842	—	1,078,842	—
Municipal Bond	187,568	—	187,568	—
Convertible Preferred Stocks	795,036	$555,793	239,243	—
Commercial Mortgage-Backed Securities	1,858,939	—	1,858,939	—
Convertible Bonds	6,434,098	—	6,434,098	—
Short-Term Investments - U.S. Government Agencies & Obligations	4,344,763	—	4,344,763	—
Futures	411,900	411,900	—	—
Interest Rate Swaps	384,887	—	384,887	—

Total	$160,245,487	$967,693	$159,277,794	—

Liabilities:
Futures	$(294,735)	$(294,735)	—	—
Credit Default Swaps	(11,745)	—	$(11,745)	—
Interest Rate Swaps	(455,831)	—	(455,831)	—

Total	$(762,311)	$(294,735)	$(467,576)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2010, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
February 17, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
February 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2011